Fair Value Measurement (Tables)	12 Months Ended
Mar. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Fair Value Assets Measured at Fair Value on Recurring Basis
As of March 31, 2019 and 2020, the Group’s assets and liabilities that are measured or disclosed at fair value on a recurring basis in period
s
 subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	Fair value as of March 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	212,000	—	212,000	—
Available-for-sale debt securities	72,459	—	—	72,459

Total assets	284,459	—	212,000	72,459

		Fair value measurement at reporting date using
Description	Fair value as of March 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	238,000	—	238,000	—
Available-for-sale debt securities	102,373	—	—	102,373

Total assets	340,373	—	238,000	102,373

Schedule of Roll Forward of Major Level 3 Investments
The Group classified its available-for-sale debt securities as Level 3 investment. The roll forward of major Level 3 investments are as following:

	Kuailaimai	iSNOB	Huzan	Others	Total
	RMB	RMB	RMB	RMB	RMB
Fair value of Level 3 investments as at March 31, 2018	15,847	20,768	14,021	—	50,636

Disposal*	—	—	(13,658)	—	(13,658)
Effect of currency translation adjustment	—	1,470	(919)	—	551
The change in fair value of the investments	(1,588)	16,140	20,378	—	34,930

Fair value of Level 3 investments as at March 31, 2019	14,259	38,378	19,822	—	72,459

Addition	—	—	—	15,575	15,575
Impairment (Note 10)	(14,259)	—	—	—	(14,259)
Effect of currency translation adjustment	—	2,004	1,036	—	3,040
The change in fair value of the investments	—	36,459	(9,862)	(1,039)	25,558

Fair value of Level 3 investments as at March 31, 2020	—	76,841	10,996	14,536	102,373

*
It included a reclassification adjustment of RMB9,393, representing the unrealized security holding gains for the disposed portion that were previously recorded as other comprehensive income and was reclassified as the gain from investments included in net loss in connection with the disposal.

Schedule of Significant Unobservable Inputs Adopted in Valuation of Fair Value Assets	The significant unobservable inputs adopted in the valuation as of March 31, 2018, 2019 and 2020 are as following:

	For the years ended March 31,
	2018	2019	2020
Lack of marketability discount	30%	30%	30%
Risk-free rate	2.57%-3.74%	2.25%-2.60%	0.3%~2.29%
Expected volatility	40%-43.34%	45%-52.68%	42%~54%
Revenue multiple	2.68	2.80-18.74	5.09~11.18
Net profit multiple	—	21.23	8.95

Summary of Significant Unobservable Inputs Adopted in the Valuation	The significant unobservable inputs adopted in the valuation as of March 31, 2020 are as following:

Unobservable Inputs
Revenue growth rate	12%~217%
Weighted average cost of capital	20%
Lack of marketability discount	30%
EBIT margin rate	(29.5%)~27.3%